Expense Example - Defiance AI Infrastructure Bond ETF [Member]	Oct. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	$ 132